Notes payable	12 Months Ended
Jun. 30, 2012
Notes Payable [Abstract]
Notes payable
Note 15 – Notes payable

Notes payable represents lines of credit extended by banks. When purchasing raw materials, the Company often issues a short term note payable to the vendor funded with draws on such lines of credit. The short term note payable is guaranteed by the banks for its complete face value through a letter of credit and matures within three to six months of issuance.

On December 22, 2011, the Company entered into a note payable agreement with SPDB. Pursuant to the agreement, SPDB agreed to grant a line of credit of $3,166,000 (RMB 20 million) maturing on June 21, 2012, to the Company to purchase raw coal. SPDB required the Company to deposit 50% of the notes payable balance as a guarantee deposit, which is classified on the balance sheet as restricted cash. In addition, the note payable was guaranteed by the Company’s CEO and Hongli. SPDB charged processing fees based on 0.05% of the face value of the notes. The note payable was paid off on June 21, 2012.

On March 19, 2012, the Company entered into another note payable agreement with SPDB. Pursuant to the agreement, SPDB agreed to grant a line of credit of $1,584,000 (RMB 10 million) maturing on September 21, 2012, to the Company to purchase raw coal. SPDB requires the Company to deposit 100% of the note payable balance as a guarantee deposit, which is classified on the balance sheet as restricted cash. In addition, the note payable is guaranteed by the Company’s CEO and Hongli. SPDB charges processing fees based on 0.05% of the face value of the notes.

On April 25, 2012, the Company entered into another note payable agreement with SPDB. Pursuant to the agreement, SPDB agreed to grant a line of credit of $3,168,000 (RMB 20 million) maturing on October 25, 2012, to the Company to purchase raw coal. SPDB requires the Company to deposit 50% of the notes payable balance as a guarantee deposit, which is classified on the balance sheet as restricted cash. In addition, the note payable is guaranteed by the Company’s CEO and Hongli. SPDB charges processing fees based on 0.05% of the face value of the notes.